Income and Expenses Relating to Life Insurance Operations (Tables)	6 Months Ended
Sep. 30, 2026
Insurance [Abstract]
Life Insurance Premiums and Related Investment Income
Life insurance premiums and related investment income for the six months ended September 30, 2025 and 2026 consist of the following:

	Millions of yen
	Six months ended September 30, 2025	Six months ended September 30, 2026
Life insurance premiums	¥241,599	¥253,595
Life insurance related investment income*	58,109	59,146

	¥299,708	¥312,741

*
Life insurance related investment income for the six months ended September 30, 2025 and 2026 include net unrealized holding of a gain of ¥30,360 million and a gain of ¥25,692 million on equity securities held as of September 30, 2025 and 2026, respectively.

Reinsurance Benefits and Reinsurance Premiums Included in Life Insurance Premiums
Life insurance premiums include reinsurance benefits, net of reinsurance premiums. For the six months ended September 30, 2025 and 2026, reinsurance benefits and reinsurance premiums included in life insurance premiums are as follows:

	Millions of yen
	Six months ended September 30, 2025	Six months ended September 30, 2026
Reinsurance benefits	¥9,170	¥10,433
Reinsurance premiums	(2,593)	(2,608)

Gains or Losses Relating to Variable Annuity and Variable Life Insurance Contracts
The above mentioned gains or losses relating to variable annuity and variable life insurance contracts for the six months ended September 30, 2025 and 2026 are mainly as follows:

	Millions of yen
	Six months ended September 30, 2025	Six months ended September 30, 2026
Life insurance premiums and related investment income:
Net realized and unrealized gains or losses from investment assets	¥21,706	¥21,692
Net gains or losses from derivative contracts:	(1,148)	(290)
Futures	(1,106)	(292)
Foreign exchange contracts	(42)	2

Life insurance costs:
Changes in the fair value of the policy liabilities and policy account balances	¥6,707	¥7,685
Insurance costs recognized for insurance and annuity payouts as a result of insured events	10,571	10,702
Changes in the fair value of the reinsurance contracts	1,071	608